Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Interest Payable	$ 20,138	$ 18,462
Voyage and vessel expenses	25,072	35,899
Payroll and benefits	20,051	21,161
Deferred Revenue, Current	5,715	347
Other general expenses	3,171	2,797
Income and other tax payable	1,278	2,647
Distributions payable on preferred units	6,279	6,279
Noninterest-bearing Deposit Liabilities, Domestic	0	2,260
Accrued liabilities and other (notes 9 and 14)	100,060	89,852
Asset Acquisition [Line Items]
Other general expenses	3,171	2,797
EU ETS emission inclusion percentage [Domain]
Payables and Accruals [Abstract]
Other general expenses	18,356	0
Asset Acquisition [Line Items]
Other general expenses	$ 18,356	$ 0